Capital Structure Management (Tables)	12 Months Ended
Aug. 31, 2019
Capital Structure Management [Abstract]
Schedule Of Capital Structure Management
		2018
	2019	(restated, note 2)
	$	$
Cash	(1,446)	(384)
Short-term borrowings	40	40
Long-term debt repayable at maturity	5,350	4,350
Share capital	4,605	4,349
Contributed surplus	26	27
Retained earnings	1,745	1,632
	10,320	10,014